Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per share
Schedule of basic and diluted earnings per share

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Numerator:
Numerator for basic and diluted earnings (loss) per share	1,386,776	(3,208,911)	(3,064,412)	(491,873)
Denominator:
Denominator for basic earnings per share
- Weighted-average ordinary shares outstanding	151,542,518	156,805,040	156,425,307	156,425,307
Stock options	1,770,501	—	—	—
Restricted shares	829,171	—	—	—
ADM warrants	2,416,007	—	—	—
Denominator for diluted earnings (loss) per share	156,558,197	156,805,040	156,425,307	156,425,307
Basic earnings (loss) per share	9.15	(20.46)	(19.59)	(3.14)
Diluted earnings (loss) per share	8.86	(20.46)	(19.59)	(3.14)

Summarizes potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share

	Year ended December 31,
	2010	2011	2012
Shares issuable pursuant to convertible senior notes	27,650	27,650	26,441
Shares issuable pursuant to senior secured convertible notes	3,339,525	3,339,525	176,460
Shares issuable under stock options and restricted shares	4,812,887	5,824,106	5,349,942
Shares issuable upon exercise of ADM warrants	—	1,540,773	—